Insurance - Summary of Amounts Arising from Insurance Contracts (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of amounts arising from insurance contracts [line items]
Earned premiums	$ (2,997)	$ (2,895)	$ 3,293
Fee income and other revenue	562	543	503
Insurance Claims and Related Expenses	2,444	2,246	2,462
Insurance Revenue	4,045	3,760	3,796
Gross amount arising from insurance contracts [member]
Disclosure of amounts arising from insurance contracts [line items]
Earned premiums	(3,092)	(2,987)	4,226
Insurance Claims and Related Expenses	2,676	2,381	3,086
Reinsurer's share of amount arising from insurance contracts [member]
Disclosure of amounts arising from insurance contracts [line items]
Earned premiums	(95)	(92)	(933)
Insurance Claims and Related Expenses	$ (232)	$ (135)	$ (624)